IFRS 7 Disclosures - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Financial Instruments - Disclosures under IFRS 7 [line items]
Total unencumbered assets		$ 396,800	$ 427,900
Dynamically hedged variable annuity guarantee best estimate liabilities, rebalancing percentage intervals	5.00%
Sensitivity of net income attributed to shareholders	0.50%
Variable annuity guarantee liabilities, rebalanced basis point intervals	0.20%
50 basis point decrease in interest [member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Sensitivity of our net income attributed to shareholders due to change in interest rate	$ 100,000,000
50 basis point increase in interest [member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Sensitivity of our net income attributed to shareholders due to change in interest rate	$ 100,000,000
Unsecured revolving credit facility [Member] | Canadian chartered banks [Member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Estimated maximum borrowing capacity			$ 500
Unsecured revolving credit facility [Member] | U.S.banks [Member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Estimated maximum borrowing capacity				$ 500,000,000
Amounts outstanding				0
FHLBI facility [Member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Estimated maximum borrowing capacity				3,800,000,000
Amounts outstanding				$ 0
10% [member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Percentage of expected changes in market values of publicly traded equities	10.00%	10.00%
20% [member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Percentage of expected changes in market values of publicly traded equities	20.00%	20.00%
30% [member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Percentage of expected changes in market values of publicly traded equities	30.00%	30.00%